Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 21, 2012

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Advisors Series Trust (the “Trust”)
(File Nos. 333-17391 and 811-07959)

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of combining two series of the Trust into one series.  Specifically, the Trust is proposing that the SiM Dynamic Allocation Balanced Income Fund, a series of the Trust, be reorganized into the SiM Dynamic Allocation Equity Income Fund, also a series of the Trust.  Because the Reorganization is being contemplated in accordance with Rule 17a-8 under the Investment Company Act of 1940, the Trust is not seeking the approval of shareholders to complete the Reorganization.  Rather this Form N-14 will be mailed to shareholders in the form of an Information Statement/Prospectus.  It is anticipated that this Registration Statement will become effective on July 23, 2012, pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary of the Trust

Enclosures